Note 22 - Financial liabilities at amortized cost - Deposits from credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 31,978	€ 54,516	€ 63,501
Deposits With Agreed Maturity [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	19,015	25,941	30,429
Demand Deposits [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	8,370	3,731	4,651
Repurchase Agreements [Member]
Deposits From Banks [Line Items]
Deposits from credit institutions	€ 4,593	€ 24,843	€ 28,420